Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tangible assets
Assets under leases
Right-of-use assets	$ 7,424	$ 7,363	$ 7,353
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	13,144	13,079	12,144
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(5,720)	(5,716)	(4,791)
Tangible assets | Exploration and Production activities
Assets under leases
Right-of-use assets	2,843	2,376	1,545
Tangible assets | Exploration and Production activities | Gross value/Cost
Assets under leases
Right-of-use assets	4,770	4,497	3,228
Tangible assets | Exploration and Production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,927)	(2,121)	(1,683)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	4,581	4,987	5,808
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	8,374	8,582	8,916
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,793)	(3,595)	(3,108)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	968	999	1,117
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,383	1,396	1,441
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(415)	(397)	(324)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,516	2,591	3,091
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	4,751	4,691	4,910
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,235)	(2,100)	(1,819)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	718	1,135	1,292
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,332	1,750	1,853
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(614)	(615)	(561)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	379	262	308
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	908	745	712
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (529)	$ (483)	$ (404)